Stock Option and bonus plans (Details 1)	12 Months Ended
Mar. 31, 2017 $ / shares shares
Stock Option And Bonus Plans Details 1Abstract
Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
Outstanding, Number	850,000
Outstanding, Weighted Average Remaining Life	5 years 6 months
Exercisable, Number	850,000